FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 204,976	£ 207,698
Financial liabilities at fair value through profit or loss that meet definition of held for trading	43,062	45,079
Fair Value of Debt Securities Issued	7,812	9,423
Adjustments for fair value losses (gains)	55	28
Derivative financial assets	25,834	36,138
Derivative financial liabilities	£ 26,124	34,924
Increase (decrease) in loss given default	10.00%
Increase (decrease) in valuation adjustment	£ (186)
Increase (decrease) in credit default swap	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 74	£ 96
Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 185
Interest rate, significant unobservable inputs, assets	94.00%	115.00%
Duration of loan		5 years
Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Interest rate, significant unobservable inputs, assets	9.00%
Duration of loan		2 years
CVA [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	The combination of a one notch deterioration in the credit ratingof derivative counterparties and a ten per cent increase in LGD increases the CVA by £82 million.
Increase (decrease) in valuation adjustment	£ 82
DVA [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in the CDS spread would lead toan increase in the DVA of £96 million to £133 million.
Increase (decrease) in valuation adjustment	£ 96
DVA [Member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase (decrease) in valuation adjustment	£ 133
Funding Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A ten basis points increase in the cost of funds will increase the fundingvaluation adjustment by approximately £26 million.
Increase (decrease) in valuation adjustment	£ 26
Increase (decrease) in cost of funds	0.10%
Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	£ 50,877	£ 54,504